GOING CONCERN	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
GOING CONCERN:
GOING CONCERN

2.            GOING CONCERN

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“US GAAP”), which contemplate continuation of the Company as a going concern.  The Company has generated net losses since inception totaling $68,135 through September 30, 2014. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon the Company's ability to raise additional capital, obtain financing and increase revenue. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

GOING CONCERN

Note 2 – Going Concern

The accompanying financial statements have been prepared in conformity with GAAP, which contemplate continuation of the Company as a going concern.  The Company has generated recurring net losses since inception and had an accumulated deficit of $3,444,635 as of September 30, 2014. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon the Company's ability to raise additional capital, obtain financing and increase revenue. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.